CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details Narrative) - Youlife International Holdings Inc [Member] $ in Thousands							12 Months Ended
	Oct. 18, 2022 CNY (¥)	Nov. 04, 2021 CNY (¥) shares	Jul. 07, 2021 USD ($) shares	May 14, 2021 CNY (¥) shares	Jul. 24, 2020 CNY (¥) shares	Jul. 22, 2020 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Investment				¥ 429,765	¥ 169,705	¥ 212,742
Conversion basis							The initial conversion ratio is 1:1, subject to adjustment in the event of share dividends, share splits and other events as specified in the Company’s articles of association, provided that the conversion price shall not be less than the par value of the ordinary shares.	The initial conversion ratio is 1:1, subject to adjustment in the event of share dividends, share splits and other events as specified in the Company’s articles of association, provided that the conversion price shall not be less than the par value of the ordinary shares.
Public offering							¥ 5,000,000,000	¥ 5,000,000,000
Redemption right	(i) the Company has not consummated a Qualified Initial Public Offering before June 30, 2023; (ii) there is any material breach by the Founder or the Founder Holding Company under the Transaction Documents or any circumstances that seriously harm the interests of the Group Companies by the Founder or by the Founder Holding Company. The redemption price was determined at an amount equal to (i) 100% of the issuance price, plus (ii) interest at a simple rate of ten percent (10%) per annum accrued on the issuance price during the period from the issuance date to the redemption payment date.
Liquidation preference							In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or any of the following events: (i) change in the control of the Group through merger, acquisition or other types of transactions of the Group, that is, the shareholders who hold all the equity interest of the Group prior to such transaction hold less than fifty percent (50%) of the voting rights of the surviving entity or lose control of the Group after such transaction, or the actual controller(s) change in control of the Group; (ii) all or substantially all of the assets, business or goodwill held by the Group are sold, mortgaged or disposed of in any manner; and (iii) all or substantially all of the intellectual property rights held by the Group are sold or exclusively licensed to a third party, mortgaged or disposed of in any manner (“Deemed Liquidation Event”) that shall be distributed to holders of Preferred Shares in the sequence below	In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or any of the following events: (i) change in the control of the Group through merger, acquisition or other types of transactions of the Group, that is, the shareholders who hold all the equity interest of the Group prior to such transaction hold less than fifty percent (50%) of the voting rights of the surviving entity or lose control of the Group after such transaction, or the actual controller(s) change in control of the Group; (ii) all or substantially all of the assets, business or goodwill held by the Group are sold, mortgaged or disposed of in any manner; and (iii) all or substantially all of the intellectual property rights held by the Group are sold or exclusively licensed to a third party, mortgaged or disposed of in any manner (“Deemed Liquidation Event”) that shall be distributed to holders of Preferred Shares in the sequence below
Modification of preferred shares percentage	10.00%
Fair value on modification of preferred shares	¥ 130,011
Share Subscription Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Investment				¥ 429,765	¥ 169,705	¥ 212,742
Ordinary shares, recevied | shares				43,579,123	24,380,586	35,333,335
Issued convertible notes | shares		17,685,766	30,000,000
Nominal value		¥ 193,836,000	$ 30,000